Related Party Balances and Transactions - Schedule of Related Party Balances and Transactions (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders		$ 1,391,616	$ 413,350
Due to shareholders		164,971	628,076
Related Party [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from related parties		256,274	69,514
Less: allowance for expected credit loss
Due from related parties		256,274	69,514
Due from shareholders		1,391,616	413,350
Due to related parties		23,335	19,928
Due to shareholders		164,971	628,076
Less: allowance for expected credit loss
Related Party [Member] | Mr. Hui Zhang [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from related parties	[1]	5,268	552
Due to related parties	[1]	8,954	8,511
Related Party [Member] | Shenzhen Botan Technology Co., Ltd [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from related parties	[2]	251,006	68,962
Related Party [Member] | Mr. Yue Zhu [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[3]	1,369,876	400,406
Related Party [Member] | Patton Holding Group Limited [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[4]	1,425	1,189
Related Party [Member] | Lianhe Holdings Group Limited [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[4]	1,605	1,369
Related Party [Member] | Lianyue Holding Group Limited [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[4]	1,605	1,369
Related Party [Member] | Hezhong Holding Limited [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[4]	3,630	1,853
Related Party [Member] | Pengxu Holdings Limited [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[4]	1,425	1,189
Related Party [Member] | Centralpower Digital Technology CO., LTD [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[4]	3,495	1,853
Related Party [Member] | Centraltec Intelligence Technology Co., LTD [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[4]	1,920	1,369
Related Party [Member] | Lianyu Holding Group Limited [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[4]	3,315	1,853
Related Party [Member] | Lianhe Digits Technology Holding CO., LTD [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[4]	2,760	900
Due to shareholders	[4]	8,730
Related Party [Member] | Mr. Chuanbo Zhu [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due to related parties	[5]	174	166
Related Party [Member] | Shenzhen Yuebo Automobile Maintenance Service Co., Ltd. [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due to related parties		14,207
Related Party [Member] | Lianhe Technology Co. Ltd. [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due to related parties	[6]	0	11,251
Related Party [Member] | Mr. Dengyao Jia [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due to shareholders	[7]	148,383	535,824
Related Party [Member] | Hainan Lianhe Enterprise Management Group Co., Ltd. [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due to shareholders	[8]	7,858	92,252
Related Party [Member] | Alhambra Capital Limited [Member]
Schedule of Related Party Balances and Transactions [Line items]
Due from shareholders	[4]	$ 560

[1]	Mr. Hui Zhang is the legal representative of Taiyuan branch of Shenzhen Sowell.
[2]	Shenzhen Botan Technology Co., Ltd. is wholly owned by Mr. Chuanbo Zhu, the chief executive officer of Shenzhen Sowell Digital.
[3]	Mr. Yue Zhu is CEO director and a shareholder of the Company.
[4]	These companies are the shareholders of the Company.
[5]	Mr. Chuanbo Zhu is chief executive officer of Shenzhen Sowell Digital.
[6]	Lianhe Technology Co., Ltd. is controlled by Mr. Dengyao Jia, a shareholder of the Company.
[7]	Mr. Dengyao Jia, a shareholder and former executive director of the Company.
[8]	Hainan Lianhe Enterprise Management Group Co., Ltd. is a shareholder of the Company.